Unpaid Loss and Loss Adjustment Expense - Average annual percentage payout of accident year incurred claims by age, net of reinsurance (Details) - Property & Casualty	12 Months Ended
Dec. 31, 2019
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1 (as a percent)	91.00%
Year 2 (as a percent)	9.00%
Year 3 (as a percent)	0.00%
Short-duration Insurance Contracts, Products and Services [Extensible List]	Property & Casualty